Events occurring after the reporting date (Details Textual)	1 Months Ended	7 Months Ended	12 Months Ended
	Apr. 29, 2018 USD ($)	Jan. 31, 2017 NZD ($)	Jan. 31, 2018 NZD ($)	Jan. 31, 2018 USD ($)	Jun. 30, 2016	Jun. 27, 2016 NZD ($)
Disclosure Of Events After Reporting [Line Items]
Issue of equity		$ 24,840,000	$ 22,990,000
Borrowings, interest rate				15.00%
Term loan facility [Member]
Disclosure Of Events After Reporting [Line Items]
Notional amount						$ 16,000,000
Borrowings, interest rate		4.84%		5.55%	4.77%
Events occurring after reporting date [Member]
Disclosure Of Events After Reporting [Line Items]
Description of Borrowings	Each facility is subject to a facility fee of NZD$500,000 upon first draw down from each facility.
Borrowings, interest rate	7.50%
Events occurring after reporting date [Member] | Term loan facility [Member] | Bank of New Zealand [Member]
Disclosure Of Events After Reporting [Line Items]
Notional amount	$ 20,000,000			$ 36,400,000
Events occurring after reporting date [Member] | New Term Loan Facility [Member] | Bank of New Zealand [Member]
Disclosure Of Events After Reporting [Line Items]
Notional amount	1,345,000
Issue of equity	23,500,000
Events occurring after reporting date [Member] | Facility A [Member]
Disclosure Of Events After Reporting [Line Items]
Notional amount	10,000,000
Events occurring after reporting date [Member] | Facility B [Member]
Disclosure Of Events After Reporting [Line Items]
Notional amount	$ 10,000,000